UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating Activities
Net income (loss)	$ 842	$ 65	$ 626	$ (21)
Adjusted for the following items:
Earnings from investments in associates, net of distributions received	15	0	21	0
Depreciation and amortization expense	54	70	108	145
Mark-to-market on hedging items and other	28	(141)	(54)	(120)
Remeasurement of exchangeable and class B shares	(656)	103	(259)	276
Deferred income tax (recovery) expense	(111)	122	(82)	140
Changes in non-cash working capital, net	60	16	(5)	(61)
Cash from operating activities	232	235	355	359
Investing Activities
Disposal of subsidiaries, net of cash disposed	0	817	0	817
Investments in associates	0	0	(455)	0
Purchase of long-lived assets, net of disposals	(140)	(101)	(253)	(196)
Purchase of financial assets	0	0	(71)	0
Settlement of foreign exchange and other hedging items	0	(76)	0	(76)
Cash (used by) from investing activities	(140)	640	(779)	545
Financing Activities
Distributions to non-controlling interest	(117)	(175)	(136)	(281)
Acquisition of partial interest from non-controlling interest	0	(283)	0	(283)
Proceeds from non-recourse borrowings	472	331	1,046	377
Repayment of non-recourse borrowings	0	(193)	(11)	(211)
Repayment from Brookfield Infrastructure	0	0	595	0
Repayment to Brookfield Infrastructure	(46)	(340)	(60)	(340)
Settlement of deferred consideration	(1,037)	0	(1,037)	0
Cash (used by) from financing activities	(728)	(660)	397	(738)
Cash and cash equivalents
Change during the period	(636)	215	(27)	166
Impact of foreign exchange on cash	(71)	31	70	12
Balance, beginning of period	1,219	124	469	192
Balance, end of period	$ 512	$ 370	$ 512	$ 370